Income taxes - Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefits at start of period	$ 101,619	$ 160,016
Increase related to prior year tax positions	29,140	7,374
Decrease related to prior year tax positions	(58,824)	(2,525)
Increase related to current period tax positions	8,896	2,171
Lapse of statute of limitations	0	(65,417)
Unrecognized tax benefits at end of period	$ 80,831	$ 101,619